Deposits - Summary of Noninterest Bearing and Interest Bearing Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deposits [Abstract]
Non-interest bearing	$ 1,523,417	$ 1,404,032
Interest bearing	3,998,539	3,943,610
Total deposits	$ 5,521,956	$ 5,347,642	$ 5,128,000